Intangible assets and good will, net (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Intangible Assets

Intangible assets and good will, net of amortization as of December 31, 2018 and 2017 are follows:

	December 31, 2018	December 31, 2017
Routes	$34,299	$36,503
Trademarks	3,959	3,938
Software and webpages	84,470	70,927
Other intangible rights	83,042	3,938

Subtotal	205,770	115,306
Goodwill	308,033	311,273

Total Intangible Assets	$513,803	$426,579

Rollforward of Intangibles Assets

The following is the detail of intangible assets as of December 31, 2018 and 2017:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2017	$314,420	$52,481	$3,938	$147,512	$8,721	$527,072

Other Acquisitions – Internally developed	—	—	21	23,888	92,726	116,635
Acquisitions / Adjustment through Business Combinations	(3,240)	—	—	—	—	(3,240)

December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Accumulated Amortization and Impairment Losses:
December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Amortization for the year	—	2,204	—	10,345	13,622	26,171

December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Carrying Amounts:
December 31, 2017	$311,273	$36,503	$3,938	$70,927	$3,938	$426,579

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

(1)

The main acquisitions of other intangibles correspond to digital transformation project for $ 28,567, the SAP project for $17,566, J2C project for $ 13,056, SOC Project for $ 8,848 and CRM project 5,936.

The following is the detail of intangible assets as of December 31, 2017 and 2016:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2016	$311,181	$52,481	$3,938	$120,694	$4,804	$493,098

Other Acquisitions – Internally developed	3,240	—	—	26,818	3,916	33,974

December 31, 2017	$314,421	$52,481	$3,938	$147,512	$8,720	$527,072

Accumulated Amortization and Impairment Losses:
December 31, 2016	$3,147	$13,774	$—	$58,890	$4,369	$80,180

Amortization for the year	—	2,204	—	17,695	414	20,313

December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Carrying Amounts:
December 31, 2016	$308,034	$38,707	$3,938	$61,804	$435	$412,918

December 31, 2017	$311,274	$36,503	$3,938	$70,927	$3,937	$426,579

Summary of Carrying Amount of Goodwill and Intangibles Allocated to Each of CGUs

The carrying amount of goodwill and intangibles allocated to each of the CGUs:

	Avianca Ecuador, S.A.		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2018	2017	2018	2017	2018	2017
Goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Routes	—	—	—	—	23,463	23,463
Trademarks	—	—	—	—	3,938	3,938

Summary of CGUs Key Assumptions Used in Value in Use Calculation

For each of the CGUs the key assumptions used in the value-in-use calculations are as follows:

	Avianca Ecuador, S.A.		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2018	2017	2018	2017	2018	2017
Carrying amount of goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Impairment losses	—	—	—	—	—	—
Revenue growth p.a. over planning period	-0.6% to 8.9%	1.9% to 11.7%	1.3% to 9.6%	4.3% to 17.8%	0.4% to 1.9%	0.8% to 3.7%
Operating income over planning period	4.9% to 17.7%	8.5% to 14.9%	-3,0% to 2.2%	1.8% to 5.2%	8.4% to 13.9%	8.9% to 12.3%
Capital expenditures over planning period	9% to 17%	3% to 13%	9% to 13%	4% to 11%	2% to 10%	0.3% to 7.7%
Duration of planning period	5 years	5 years	5 years	5 years	5 years	5 years
Revenue growth p.a. after planning period	4.4%	6.9%	4.4%	12.9%	3.9%	5.5%
Operating Income after planning period	5.9%	13.2%	3.2%	5.2%	15.3%	11.4%
Capital expenditures after planning period	10%	7%	8%	5%	6%	6.6%
Business Enterprise Value	274,720	231,008	2,142,073	1,886,880	759,450	772,027
Discount rate	12.32%	13.03%	13.44%	14.48%	9.36%	9.6%